United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F HR

Form 13F Cover Page

Report for the Quarter Ended: 03-31-11

Check here if Amendment []; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 R & A Capital Management, LLC
Address: 360 Route 101, Suite 3A
	 Bedford, NH 03110

Form 13F File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Aubin
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:


     John Aubin			   Bedford, NH 			 04-25-2011
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


List of Other Managers Reporting for this Manager:
No.	13F File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-06126	Armstrong Shaw Associates
3	28-00158	Bank of America
4	28-06213	Eagle Global Advisors
5	28-01887	GAMCO Investors, Inc.
6	28-04145	Gannett Welsh & Kotler
7	28-02013	Harris Associates L.P.
8	28-04496	Kalmar Investments
9	28-06810	Keeley Asset Managment Corp
10	28-05358	Lateef Management Assoc
11	28-10469	Lazard Asset Management LLC
12	28-05723	Metropolitan West Capital Management LLC
13	28-05734	Sands Capital Management, LLC
14	28-10472	Silvercrest Asset Management Group LLC
15	28-10613	Snow Capital
16	28-11338	SSgA Funds Management
17	28-04303	Standish Mellon Asset Management
18	28-10220	Westfield Capital Management Company, LLC
19 	28-03432	Morgan Stanley- Smith Barney
20	28-12966	O'Shaughnessy Asset Management
21	28-12592	Bank of New York Mellon
22	28-03459	Smith Asset Management
23	28-12829	Steel Path Capital Mgmt
24	28-10396	UBS Financial


FORM 13F HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 24

Form13F Informaiton Table Entry Total: 14

Form13F Information Table Value Total: 14,459 (thousands)



						FORM 13F INFORMATION TABLE

						 VALUE 		SHARES  SH/  	INVSTMT VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS		CUSIP	 (X$1000)		PRN	 DSCRETN 	NONE
-------------- --------------		------	   -------	------	--- 	------	   	-----
ISHARES TR 	RUSSELL 1000 VALUE	464287598    4118	59966	SH	DSCRETN		102437
ISHARES TR	RUSSELL 1000 GROWTH	464287614    2954	48850	SH	DSCRETN		48850
ISHARES TR 	RUSSELL 2000 INDEX	464287655    1772	21050	SH	DSCRETN		20450
ISHARES TR	RUSSELL MIDCAP INDEX	464287499    1211	11115	SH	DSCRETN
ISHARES TR	EAFE INDEX		464287465    121	2012	SH	DSCRETN
ISHARES TR	COHEN & STEERS REALTY	464287564    2		25	SH	DSCRETN
ISHARES TR	RUSSELL 1000 INDEX	464287622    566	7665	SH	DSCRETN
VANGUA	TR	MIDCAP INDEX		922908629    499	6193	SH	DSCRETN
VANGUA	TR	SMALL CAP INDEX		922908751    502	6361	SH	DSCRETN
VANGUA	TR	TOTAL STOCK MKT ETF	922908769    1037	15099	SH	DSCRETN
VANGUA	TR	ALL WORLD EX US SM C	922042718    152	1495	SH	DSCRETN
VANGUA	TR	DIVIDEND APPLICATION	921908844    1035	18637	SH	DSCRETN
VANGUA	TR	Int'l Eq ALL WRLD EX US 922042775    332	6726	SH	DSCRETN
VANGUA	TR	WORLD FUNDS ENERGY	92204A306    158	1350	SH	DSCRETN